Intangible Assets - Summary of Sensitivity Analyses of Recoverable Amount of CGU (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.00%
Impact of 95.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	95.00%
Impact of 97.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	97.50%
Impact of 100.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	100.00%
Discount rate at 14.6% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.60%
Discount rate at 14.6% [member] | Impact of 97.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	7.00%
Discount rate at 15.30% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	15.30%
Discount rate at 15.30% [member] | Impact of 95.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	27.00%
Discount rate at 15.30% [member] | Impact of 97.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	21.00%
Discount rate at 15.30% [member] | Impact of 100.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.00%
Discount rate at 16.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	16.00%
Discount rate at 16.0% [member] | Impact of 95.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	39.00%
Discount rate at 16.0% [member] | Impact of 97.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	33.00%
Discount rate at 16.0% [member] | Impact of 100.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	27.00%